Transition To IFRS - Summary of consolidation of the financial assets adjusted (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of other financial assets [line items]
Other Financial Assets	$ 9,047,932	$ 10,339,256	$ 6,719,581
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of other financial assets [line items]
Other Financial Assets		59,138	(665,885)
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Premiums for financial guarantee contracts [member]
Disclosure of other financial assets [line items]
Other Financial Assets		241,350	248,044
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | CyS deconsolidation [member]
Disclosure of other financial assets [line items]
Other Financial Assets		(13,005)
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Consolidation of financial trusts that were not subject to consolidation under the prior accounting framework [member]
Disclosure of other financial assets [line items]
Other Financial Assets		$ (169,207)	$ (913,929)